Discontinued Operations - Schedule of Assets and Liabilities to be Sold (Details) - USD ($) $ in Millions	Dec. 26, 2020	Dec. 28, 2019
Assets:
Accounts receivable, net	$ 290	$ 339
Deferred costs	96	76
Other current assets	16	19
Total current assets of discontinued operations	402	434
Property and equipment, net	34	56
Intangible assets, net	915	1,091
Goodwill	1,413	1,410
Deferred tax assets	43	34
Other long-term assets	155	174
Total assets of discontinued operations	2,962	3,199
Liabilities:
Accounts payable and other current liabilities	39	51
Accrued compensation and benefits	18	21
Accrued marketing	6	7
Lease liabilities, current portion	15	16
Deferred revenue	892	864
Total current liabilities of discontinued operations	970	959
Deferred tax liabilities	7	4
Other long-term liabilities	51	56
Deferred revenue, less current portion	604	651
Total liabilities of discontinued operations	$ 1,632	$ 1,670